OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
OTHER NON-FINANCIAL LIABILITIES	OTHER NON-FINANCIAL LIABILITIES

	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenue (1)(2)	3,118,099	3,044,664	140,244	348,936	3,258,343	3,393,600
Sales tax	14,566	17,801	—	—	14,566	17,801
Retentions	48,383	48,649	—	—	48,383	48,649
Other taxes	6,332	6,892	—	—	6,332	6,892
Dividends payable	293,092	174,549	—	—	293,092	174,549
Other sundry liabilities	8,208	9,351	—	—	8,208	9,351
Total other non-financial liabilities	3,488,680	3,301,906	140,244	348,936	3,628,924	3,650,842
Deferred Revenue Movement

		Deferred revenue
	Initial balance	(1) Recognition	Use	Loyalty program (Award and redeem)	Expiration of tickets	Translation Difference	Others provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2022	2,785,193	9,772,469	(9,077,188)	(241,201)	(314,027)	4,585	23,458	2,953,289
From January 1 to December 31, 2023	2,953,289	14,238,959	(13,505,496)	17,680	(391,998)	84,988	(3,822)	3,393,600
From January 1 to December 31, 2024	3,393,600	15,679,754	(15,073,167)	(126,564)	(347,873)	(260,364)	(7,043)	3,258,343
(1)The balance includes mainly, deferred revenue for services not provided as of December 31, 2024 and December 31, 2023 and for the frequent flyer LATAM Pass program.
LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other airlines associated with the program, as well as by buying in stores or use the services of a vast network of companies that have agreements with the program around the world.
(2)As of December 31, 2024, Deferred Income includes ThUS$35,615 related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until the implementation of the strategic alliance.